Financial Risks - Summary of Changes in the Gross Carrying Amount / Market Value of the Financial Assets - Private Loans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	€ 73,865
Ending balance	76,020	€ 73,865
Debt securities [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	47,242	51,607
Financial assets derecognized during the period other than write-offs	(5,394)	(8,057)
New financial assets originated or purchased	8,434	3,731
Unrealized gains/losses through equity	(1,329)	1,495
Amortizations through income statement	138	148
Changes in interest accrual	(2)
Realized gains and losses through income statement	3,201
Net exchange differences		(1,666)
Other movements	(2)	(9)
Transfer to/from other headings	(43)	(6)
Ending balance	52,247	47,242
Debt securities [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	357	413
Financial assets derecognized during the period other than write-offs	(69)	(83)
New financial assets originated or purchased	21	37
Unrealized gains/losses through equity	(7)	16
Amortizations through income statement	1	0
Realized gains and losses through income statement	22
Net exchange differences		(13)
Other movements	0
Transfer to/from other headings	2
Ending balance	335	357
Debt securities [member] | Gross carrying amount [member] | Purchased credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	100	125
Financial assets derecognized during the period other than write-offs	(21)	(27)
Unrealized gains/losses through equity	(10)	(10)
Amortizations through income statement	17	17
Realized gains and losses through income statement	6
Net exchange differences		(4)
Other movements	0
Ending balance	92	100
Debt securities [member] | Gross carrying amount [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	46,461	50,666
Financial assets derecognized during the period other than write-offs	(5,201)	(7,836)
New financial assets originated or purchased	8,421	3,672
Unrealized gains/losses through equity	(1,294)	1,488
Amortizations through income statement	94	113
Changes in interest accrual	(2)
Realized gains and losses through income statement	3,154
Net exchange differences		(1,637)
Other movements	(1)	(9)
Transfer to/from other headings	(45)	(6)
Ending balance	51,529	46,461
Debt securities [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	325	403
Financial assets derecognized during the period other than write-offs	(102)	(111)
New financial assets originated or purchased	(9)	22
Unrealized gains/losses through equity	(17)	1
Amortizations through income statement	27	19
Realized gains and losses through income statement	19
Net exchange differences		(12)
Other movements	(1)
Ending balance	291	325
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 1 to Stage 2 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	200	80
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 1 to Stage 2 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(200)	(80)
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 1 to Stage 3 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(10)	(45)
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 1 to Stage 3 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	10	45
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 2 to Stage 3 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(48)	(23)
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 2 to Stage 3 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	48	23
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 3 to Stage 2 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	7	6
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 3 to Stage 2 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(7)	(6)
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 2 to Stage 1 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(150)	(76)
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 2 to Stage 1 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	150	76
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 3 to Stage 1 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	2	59
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 3 to Stage 1 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(2)	(59)
Debt securities [member] | Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(237)
Ending balance	(341)	(237)
Debt securities [member] | Expected credit loss [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(25)
Ending balance	(41)	(25)
Debt securities [member] | Expected credit loss [member] | Purchased credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(2)
Ending balance	(4)	(2)
Debt securities [member] | Expected credit loss [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(147)
Ending balance	(187)	(147)
Debt securities [member] | Expected credit loss [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(64)
Ending balance	€ (108)	€ (64)